Operating expenses and cost of services (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating expenses and cost of services
Wages, maintenance and other vessel operating costs	$ 37.3	$ 31.8	$ 34.5
Expenses relating to fleet equipment (mainly containers and chassis)	37.3	31.5	29.1
Bunker and lubricants	1,286.0	1,098.8	1,434.8
Insurance	34.5	21.5	15.2
Expenses related to cargo handling	2,013.1	1,671.4	1,981.6
Port expenses	461.8	500.7	359.0
Agents' salaries and commissions	251.7	209.5	261.1
Cost of related services and sundry	285.2	216.9	216.1
Slots purchase and hire of vessels	74.4	79.4	398.8
Hire of containers	31.9	23.6	34.3
Total operating expenses and cost of services	$ 4,513.2	$ 3,885.1	$ 4,764.5